H6 Events after the reporting period	12 Months Ended
Dec. 31, 2024
Events After The Reporting Period [Abstract]
Events after the reporting period

Events after the reporting period
Ericsson appoints Charlotte Levert as Chief People Officer
On February 5, 2025, Ericsson announced the appointment of Charlotte Levert as its new Chief People Officer, Senior Vice President, and Head of Group Function People. Charlotte Levert who is currently Vice President and Head of People Business Area Cloud and Software Services will replace MajBritt Arfert, whose departure Ericsson announced in October 2024. Charlotte Levert took up her new position on February 10 and is based in
Sweden.
Ericsson announces changes to the Executive Team and to the Market Area structure
On February 25, 2025, Ericsson announced changes to its Executive Team and to its global operating structure, consolidating its regional structure in a more efficient way. Per Narvinger has been appointed Executive Vice President and Head of Business Area Networks. Jenny Lindqvist has been appointed Head of Cloud Software and Services. Fredrik Jejdling will step down as Head of Business Area Networks on March 15, 2025, and remain an executive advisor to the business until June 30, 2025. In Ericsson’s new operating structure, two new Market Areas will be created to replace Market Area North America, Market Area Europe and Latin America and Market Area Middle East and Africa. Market Area Americas will be headed by Yossi Cohen and Market Area Europe, Middle East & Africa will be headed by Patrick Johansson.